UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Broadwood Capital, Inc.

Address:  724 Fifth Avenue, 9th Floor
          New York, New York 10019


13F File Number: 028-13773

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Neal C. Bradsher
Title:  President
Phone:  212-508-5735


Signature, Place and Date of Signing:

  /s/ Neal C. Bradsher           New York, New York         February 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  10

Form 13F Information Table Value Total:  $231,927
                                        (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.  Form 13F File Number            Name

     1.       028-13770               Broadwood Partners, L.P.

      -----------------------        ------------------------------------


                                                    FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN 2         COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8

                                TITLE                      VALUE     SHRS OR  SH/ PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS            CUSIP    (X1000)   PRN AMT  PRN CALL  DISCRETION    MANGRS    SOLE    SHARED  NONE
ALERE INC                     PERP PFD CONV SE  01449J204  15,838      63,493 SH       SHARED-DEFINED   1         63,493
BIOTIME INC                   COM               09066L105  68,951   8,277,392 SH       SHARED-DEFINED   1      8,277,392
COMARCO INC                   COM               200080109     635   1,548,636 SH       SHARED-DEFINED   1      1,548,636
DEUTSCHE BK AG LDN BRH        PS GOLD SH ETN    25154H731   1,695     111,800 SH       SHARED-DEFINED   1        111,800
HANSEN NAT CORP               COM               411310105  42,847     819,568 SH       SHARED-DEFINED   1        819,568
PALOMAR MED TECHNOLOGIES INC  COM NEW           697529303   8,191     576,400 SH       SHARED-DEFINED   1        576,400
QUESTCOR PHARMACEUTICALS INC  COM               74835Y101  52,714   3,578,660 SH       SHARED-DEFINED   1      3,578,660
SOLTA MED INC                 COM               83438K103   3,253   1,066,587 SH       SHARED-DEFINED   1      1,066,587
STAAR SURGICAL CO             COM PAR $0.01     852312305  36,949   6,057,231 SH       SHARED-DEFINED   1      6,057,231
ZEBRA TECHNOLOGIES CORP       CL A              989207105     855      22,500 SH       SHARED-DEFINED   1         22,500





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